Financial risk - Impaired loans by type and geography (Details) - Credit risk - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Past due receivables
Financial assets	$ 828,050	$ 807,123
Gross/Cost
Past due receivables
Financial assets	830,864	809,989
Provision for impairment charges on loans
Past due receivables
Financial assets	(2,814)	(2,866)
Impaired | Gross/Cost
Past due receivables
Financial assets	1,419	1,546
Impaired | Loans
Past due receivables
Financial assets	763	828	$ 1,092	$ 1,018	$ 1,293
Impaired | Loans | Gross/Cost
Past due receivables
Financial assets	1,416	1,542
Impaired | Loans | Provision for impairment charges on loans
Past due receivables
Financial assets	(653)	(714)
Impaired | Loans | Australia | Non-performing loans
Past due receivables
Financial assets	460	515	820	648	883
Impaired | Loans | Australia | Non-performing loans | Gross/Cost
Past due receivables
Financial assets	882	975	1,589	1,220	1,580
Impaired | Loans | Australia | Non-performing loans | Provision for impairment charges on loans
Past due receivables
Financial assets	(422)	(460)	(769)	(572)	(697)
Impaired | Loans | Australia | Restructured loans
Past due receivables
Financial assets	8	5	2	10	11
Impaired | Loans | Australia | Restructured loans | Gross/Cost
Past due receivables
Financial assets	9	12	13	22	34
Impaired | Loans | Australia | Restructured loans | Provision for impairment charges on loans
Past due receivables
Financial assets	(1)	(7)	(11)	(12)	(23)
Impaired | Loans | Australia | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Past due receivables
Financial assets	179	175	108	88	71
Impaired | Loans | Australia | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due | Gross/Cost
Past due receivables
Financial assets	358	362	267	252	203
Impaired | Loans | Australia | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due | Provision for impairment charges on loans
Past due receivables
Financial assets	(179)	(187)	(159)	(164)	(132)
Impaired | Loans | New Zealand | Non-performing loans
Past due receivables
Financial assets	94	111	123	244	267
Impaired | Loans | New Zealand | Non-performing loans | Gross/Cost
Past due receivables
Financial assets	124	152	218	348	397
Impaired | Loans | New Zealand | Non-performing loans | Provision for impairment charges on loans
Past due receivables
Financial assets	(30)	(41)	(95)	(104)	(130)
Impaired | Loans | New Zealand | Restructured loans
Past due receivables
Financial assets	10	10	12	13
Impaired | Loans | New Zealand | Restructured loans | Gross/Cost
Past due receivables
Financial assets	14	15	16	17
Impaired | Loans | New Zealand | Restructured loans | Provision for impairment charges on loans
Past due receivables
Financial assets	(4)	(5)	(4)	(4)
Impaired | Loans | New Zealand | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Past due receivables
Financial assets	3	3	3	3	4
Impaired | Loans | New Zealand | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due | Gross/Cost
Past due receivables
Financial assets	12	11	10	10	13
Impaired | Loans | New Zealand | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due | Provision for impairment charges on loans
Past due receivables
Financial assets	(9)	(8)	(7)	(7)	(9)
Impaired | Loans | Other Overseas | Non-performing loans
Past due receivables
Financial assets	7	9	23	12	18
Impaired | Loans | Other Overseas | Non-performing loans | Gross/Cost
Past due receivables
Financial assets	13	15	44	25	53
Impaired | Loans | Other Overseas | Non-performing loans | Provision for impairment charges on loans
Past due receivables
Financial assets	(6)	$ (6)	(21)	(13)	(35)
Impaired | Loans | Other Overseas | Restructured loans
Past due receivables
Financial assets	2		1		38
Impaired | Loans | Other Overseas | Restructured loans | Gross/Cost
Past due receivables
Financial assets	3		2		59
Impaired | Loans | Other Overseas | Restructured loans | Provision for impairment charges on loans
Past due receivables
Financial assets	(1)		$ (1)		(21)
Impaired | Loans | Other Overseas | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due
Past due receivables
Financial assets					1
Impaired | Loans | Other Overseas | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due | Gross/Cost
Past due receivables
Financial assets	1			1	$ 1
Impaired | Loans | Other Overseas | Overdrafts, personal loans and revolving credit facilities greater than 90 days past due | Provision for impairment charges on loans
Past due receivables
Financial assets	$ (1)			$ (1)